Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Trade receivables, allowance for doubtful accounts	$ 19	$ 17	$ 24
Property and equipment, accumulated depreciation	398	376	336
Software products, accumulated amortization	1,717	1,644	1,495
Customer base, accumulated amortization	514	486	424
Other intangible assets, accumulated amortization	$ 22	$ 21	$ 25
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100	100	100
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100